PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of plans sponsored by the Company and its subsidiaries and related benefit types

Plan	Type	Entity	Sponsor
PBS-A	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
PAMA / PCE	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
Healthcare - Law No. 9656/98	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog and TIS
CTB	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Defined benefit (DB)	VisãoPrev	Telefônica Brasil
VISÃO	Defined contribution (DC) / Hybrid	VisãoPrev	Telefônica Brasil, Terra Networks, TGLog and TIS

Schedule of reconciliation of net liabilities (assets)

	12.31.19			12.31.18
	Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Present value of DB plan obligations	2,429,478	2,016,614	4,446,092	2,011,355	1,313,157	3,324,512
Fair value of plan assets	3,696,914	1,001,112	4,698,026	2,999,669	763,325	3,762,994
Net liabilities (assets)	(1,267,436)	1,015,502	(251,934)	(988,314)	549,832	(438,482)

Asset limitation	1,128,691	57,371	1,186,062	1,056,682	50,281	1,106,963

Current assets	(71,776)	—	(71,776)	0	—	0
Non-current assets	(149,163)	0	(149,163)	(10,997)	0	(10,997)
Current liabilities	6,937	18,620	25,557	8,114	11,553	19,667
Non-current liabilities	75,257	1,054,253	1,129,510	71,251	588,560	659,811

Summary of total expenses recognized in the income statement

	2019			2018			2017
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Current service cost	3,155	16,293	19,448	2,931	13,722	16,653	3,044	7,606	10,650
Net interest on net actuarial assets/liabilities	5,713	56,612	62,325	6,074	45,892	51,966	5,258	29,325	34,583
Total	8,868	72,905	81,773	9,005	59,614	68,619	8,302	36,931	45,233

Summary of amounts recognized in other comprehensive income (loss)

	2019			2018			2017
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Actuarial (losses) gains	(188,889)	412,416	223,527	(186,170)	184,527	(1,643)	325,292	208,195	533,487
Asset limitation effect	(24,297)	2,430	(21,867)	188,259	(93,125)	95,134	(309,780)	(52,411)	(362,191)
Total	(213,186)	414,846	201,660	2,089	91,402	93,491	15,512	155,784	171,296

Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.19			12.31.18
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Net defined benefit liability (asset) at the beginning of the year	68,368	600,113	668,481	67,148	454,957	522,105
Business combinations	—	1,994	1,994	—	—	—
Expenses	8,868	72,905	81,773	9,005	59,614	68,619
Sponsor contributions	(8,776)	(16,985)	(25,761)	(9,874)	(5,860)	(15,734)
Amounts recognized in OCI	(213,186)	414,846	201,660	2,089	91,402	93,491
Distribution of reserves	5,981	—	5,981	—	—	—
Net defined benefit liability (asset) at the end of the year	(138,745)	1,072,873	934,128	68,368	600,113	668,481
Actuarial assets per balance sheet	(220,939)	—	(220,939)	(10,997)	—	(10,997)
Actuarial liabilities per balance sheet	82,194	1,072,873	1,155,067	79,365	600,113	679,478

Schedule of results projected for 2020

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Current service cost	3,037	26,575	29,612
Net interest on net defined benefit liability/asset	(10,386)	82,150	71,764
Total	(7,349)	108,725	101,376

Schedule of sponsoring company contributions projected for 2020

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Sponsor contributions	2,189	6,937	9,126
Benefits paid directly by the sponsor	38	18,630	18,668
Total	2,227	25,567	27,794

Schedule of average weighted duration of defined benefit liability

	Post-retirement		Post-retirement
	pension plans		health plans
In 2019	8.3	years	18.1	years
In 2018	7.8	years	16.5	years

Schedule of actuarial assumptions

12.31.19
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	Visão: 6.6% PBS-A and Telefônica BD: 7.2% CTB: 7.0%	PAMA and PCE: 7.4% Law 9.656/98: 7.5%
Future salary growth rate	CTB and PBS-A: N/A Visão and Telefônica BD: 5.5%	N/A
Medical expense growth rate	N/A	6.9%
Nominal annual adjustment rate of pension benefits	3.8%	N/A
Medical service eligibility age	N/A	Female participants: 59 years Male participants: 63 years
Estimated retirement age	PBS-A, CTB and Telefônica BD: 57 years Visão: 60 years	Female participants: 59 years Male participants: 63 years
Mortality table for nondisabled individuals	PBS-A, CTB and Telefônica BD: AT- 2000 Basic segregated by gender, down-rated by 10% Visão: AT-2000 Basic segregated by gender, down-rated by 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	PBS-A, CTB and Telefônica BD: RP- 2000 Disabled Female, down-rated by 40% Visão: N/A	RP-2000 Disabled Feminina, down-rated by 40%
Disability table	Telefônica BD: Light-Forte PBS-A and CTB: N/A Visão: Light-Fraca, down rated by 30%	Light-Forte
Turnover	PBS-A, CTB and Telefônica BD: N/A Visão: Turnover experience in VISÃO plans (2015 to 2017)	PAMA and PCE: N/A Law No. 9656/98: Turnover experience in VISÃO plans (2015 to 2017)

12.31.18
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	Visão: 9.0% PBS-A and CTB: 9.1% Telefônica BD : 9.2%	9.3%
Future salary growth rate	CTB and PBS-A: N/A Visão and Telefônica BD: 5.7%	N/A
Medical expense growth rate	N/A	7.1%
Nominal annual adjustment rate of pension benefits	4.0%	N/A
Medical service eligibility age	N/A	Eligibility on retirement 100% to 57 years
Estimated retirement age	PBS-A, CTB and Telefônica BD: 57 years Visão: 60 years	57 years
Mortality table for nondisabled individuals	PBS-A, CTB and Telefônica BD: AT-2000 Basic segregated by gender, down-rated by 10% Visão: AT-2000 Basic segregated by gender, down- rated by 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	PBS-A, CTB and Telefônica BD: RP-2000 Disabled Female, down-rated by 40% Visão: N/A	RP-2000 Disabled Feminina, down-rated by 40%
Disability table	Telefônica BD: Light-Forte PBS-A and CTB: N/A Visão: Light-Fraca, down rated by 30%	Light-Forte
Turnover	PBS-A, CTB and Telefônica BD: N/A Visão: Turnover experience in VISÃO plans (2015 to 2017)	PAMA and PCE: N/A Law No. 9656/98: Turnover experience in VISÃO plans (2015 to 2017)

Schedule of impacts on the plans' defined benefit liabilities due to the new definition of the actuarial assumptions

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, based on current actuarial assumptions	2,429,478	2,016,614	4,446,092
Defined benefit liability, based on prior-year actuarial assumptions	2,118,297	1,625,737	3,744,034
Difference from change in actuarial assumptions	311,181	390,877	702,058

Summary of allocation of plan assets

	12.31.19		12.31.18
	Post-retirement	Post-retirement	Post-retirement	Post-retirement
	pension plans	health plans	pension plans	health plans
Investments with market value quoted in active market:
Fixed income investments
National Treasury Note (NTN)	3,067,926	940,144	2,437,547	702,946
Treasury Financial Letter	270,676	60,968	177,319	60,379
Repurchase operations	172,895	—	196,830	—
Debentures	16,818	—	13,487	—
Treasury Financial Letter (LFT)	14,238	—	12,556	—
FIDC shares / Others	24,517	—	2,356	—
National Treasury Notes (LTN)	282	—	462	—
Bank Deposit Certificates (CDB)	—	—	232	—
Variable income investments
Investments in energy sector	—	—	138	—
Investments in food and beverage industry	—	—	17,921	—
Investments in mining sector	—	—	287	—
Investments linked to funds and market indexes	6,265	—	4,242	—
Investments in other sectors (1)	622	—	1,580	—
Real estate investments	100,701	—	111,417	—
Loans to participants	19,870	—	20,561	—
Structured and overseas investments	2,104	—	2,734	—
Total	3,696,914	1,001,112	2,999,669	763,325

Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of sensitivity analysis for actuarial assumptions

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, discounted to present value at current rate	2,429,478	2,016,614	4,446,092
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	2,331,330	1,860,204	4,191,534
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,536,178	2,193,844	4,730,022

Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of sensitivity analysis for actuarial assumptions

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, projected by the current medical cost growth rate	2,429,478	2,016,614	4,446,092
Defined benefit liability, projected by the current medical cost growth considering a rate increased by 1%	2,429,478	2,384,419	4,813,897
Defined benefit liability, projected by the current medical cost growth considering a rate decreased by 1%	2,429,478	1,724,584	4,154,062

Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.19			12.31.18
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Defined benefit liability at the beginning of the year	2,011,355	1,313,157	3,324,512	1,861,651	1,050,576	2,912,227
Liability assumed after acquisition of company	—	1,994	1,994	—	—	—
Current service costs	3,155	16,293	19,448	2,931	13,722	16,653
Interest on actuarial liabilities	175,695	121,088	296,783	173,842	103,617	277,459
Benefits paid	(165,929)	(53,724)	(219,653)	(136,916)	(37,838)	(174,754)
Member contributions paid	323	—	323	451	—	451
Actuarial losses (gains) adjusted by experience	93,699	226,928	320,627	80,126	64,278	144,404
Actuarial losses (gains) adjusted by demographic assumptions	—	(44,249)	(44,249)	—	46,122	46,122
Actuarial losses (gains) adjusted by financial assumptions	311,180	435,127	746,307	29,270	72,680	101,950
Defined benefit liability at the end of the year	2,429,478	2,016,614	4,446,092	2,011,355	1,313,157	3,324,512

Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.19			12.31.18
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Fair value of plan assets at the beginning of the year	2,999,669	763,325	3,762,994	2,585,679	726,060	3,311,739
Benefits paid	(159,001)	(36,774)	(195,775)	(128,991)	(32,011)	(161,002)
Participants contributions paid	323	—	323	451	—	451
Sponsor contributions paid	1,848	35	1,883	1,949	33	1,982
Interest income on plan assets	266,287	69,137	335,424	245,014	70,690	315,704
Return on plan assets excluding interest income	593,769	205,389	799,158	295,567	(1,447)	294,120
Distribution of reserves	(5,981)	—	(5,981)	—	—	—
Fair value of plan assets at the end of the year	3,696,914	1,001,112	4,698,026	2,999,669	763,325	3,762,994

Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.19			12.31.18
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Asset Limitation at the beginning of the year	1,056,682	50,281	1,106,963	791,177	130,440	921,617
Interest on the asset limitation	96,306	4,661	100,967	77,246	12,966	90,212
Changes in the assets limitation, except interest	(24,297)	2,429	(21,868)	188,259	(93,125)	95,134
Asset Limitation at the end of the year	1,128,691	57,371	1,186,062	1,056,682	50,281	1,106,963